Accounts Receivable, Net (Tables)	12 Months Ended
Jun. 30, 2023
Accounts Receivable,Net [Abstract]
Schedule of accounts receivable	Accounts receivable consisted of the following:
	June 30, 2023	June 30, 2022
Color World platform subscription fees due from App payment collections agent	$2,350,811	$2,507,981
Allowance for credit losses	(2,350,811)	-
Accounts receivable, net	$-	$2,507,981